Shareholder Report, Average Annual Return (Details) 196136_Truth Social God Bless America ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Aug. 31, 2026	Aug. 31, 2026
Truth Social God Bless America ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Truth Social God Bless America ETF NAV
Average Annual Return, Percent	4.16%	24.40%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	20.38%	23.13%